UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK - 96.7%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 9.7%
   DIRECTV Group * ...............................       118,500   $  3,069,150
   Gap ...........................................        89,900      1,467,168
   McDonald's ....................................        52,500      2,890,650
   Nike, Cl B ....................................        48,400      2,741,376
   Wal-Mart Stores ...............................        27,900      1,391,652
                                                                   ------------
                                                                     11,559,996
                                                                   ------------
CONSUMER STAPLES - 7.5%
   Colgate-Palmolive .............................        20,800      1,506,752
   CVS/Caremark ..................................        91,900      3,076,812
   Philip Morris International ...................        62,300      2,903,180
   Sysco .........................................        61,800      1,468,368
                                                                   ------------
                                                                      8,955,112
                                                                   ------------
ENERGY - 17.6%
   Anadarko Petroleum ............................        65,800      3,171,560
   Apache ........................................        36,000      3,022,200
   Chevron .......................................        51,700      3,591,599
   ConocoPhillips ................................        66,600      2,911,086
   Devon Energy ..................................        26,700      1,551,003
   Exxon Mobil ...................................        49,000      3,449,110
   Occidental Petroleum ..........................        44,100      3,146,094
                                                                   ------------
                                                                     20,842,652
                                                                   ------------
FINANCIAL SERVICES - 16.8%
   ACE ...........................................        60,000      2,943,600
   BB&T ..........................................        70,300      1,608,464
   BlackRock .....................................        12,300      2,343,642
   JPMorgan Chase ................................       101,700      3,930,705
   Mastercard, Cl A ..............................        15,200      2,949,256
   PNC Financial Services Group ..................        16,500        604,890
   Travelers .....................................        63,000      2,713,410
   Wells Fargo ...................................       116,000      2,837,360
                                                                   ------------
                                                                     19,931,327
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
HEALTH CARE - 9.5%
   Becton Dickinson ..............................        39,400   $  2,566,910
   Covidien ......................................        77,500      2,930,275
   Johnson & Johnson .............................        48,200      2,934,898
   Wyeth .........................................        61,000      2,839,550
                                                                   ------------
                                                                     11,271,633
                                                                   ------------
MATERIALS & PROCESSING - 1.3%
   Praxair .......................................        19,100      1,493,238
                                                                   ------------
PRODUCER DURABLES - 10.7%
   Deere .........................................        54,700      2,392,578
   ITT ...........................................        59,800      2,954,120
   Raytheon ......................................        31,600      1,483,620
   Union Pacific .................................        54,100      3,111,832
   United Technologies ...........................        49,900      2,718,053
                                                                   ------------
                                                                     12,660,203
                                                                   ------------
TECHNOLOGY - 12.4%
   Cisco Systems * ...............................       133,000      2,927,330
   EMC * .........................................        97,300      1,465,338
   Intel .........................................        76,300      1,468,775
   International Business Machines ...............        25,200      2,971,836
   Microsoft .....................................       123,800      2,911,776
   Oracle ........................................        65,900      1,458,367
   Research In Motion * ..........................        19,500      1,482,000
                                                                   ------------
                                                                     14,685,422
                                                                   ------------
UTILITIES - 11.2%
   AT&T ..........................................       117,000      3,068,910
   Dominion Resources ............................        43,200      1,460,160
   Exelon ........................................        56,500      2,873,590
   FPL Group .....................................        25,900      1,467,753
   PG&E ..........................................        74,400      3,003,528

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
UTILITIES - CONTINUED
   Verizon Communications ........................        46,400   $  1,488,048
                                                                   ------------
                                                                     13,361,989
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $105,741,620) ........................                  114,761,572
                                                                   ------------
SHORT-TERM INVESTMENT - 3.6%
   SEI Daily Income Trust Government Money Market
      Fund, Cl A, 0.070% (A)
      (Cost $4,323,202) ..........................     4,323,202      4,323,202
                                                                   ------------
   TOTAL INVESTMENTS - 100.3%
      (Cost $110,064,822) + ......................                 $119,084,774
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $118,700,786.

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $110,064,822, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $12,659,393 AND $(3,639,441), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

WHG LARGECAP FUND

Investments in Securities            Level 1     Level 2   Level 3       Total
-------------------------------   ------------   -------   -------   ------------
   Common Stock                   $114,761,572     $--       $--     $114,761,572
   Short-Term Investment             4,323,202      --        --        4,323,202
                                  ------------     ---       ---     ------------
Total Investments in Securities   $119,084,774     $--       $--     $119,084,774
                                  ============     ===       ===     ============

WHG-QH-007-0600

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK - 95.8%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 3.6%
   BJ's Wholesale Club * .........................        80,700   $  2,691,345
   Tupperware Brands .............................        83,600      2,848,252
                                                                   ------------
                                                                      5,539,597
                                                                   ------------
CONSUMER STAPLES - 10.6%
   Alberto-Culver, Cl B ..........................       117,500      3,010,350
   Bunge .........................................        24,500      1,714,265
   Dr. Pepper Snapple Group * ....................       118,500      2,916,285
   JM Smucker ....................................        54,900      2,746,647
   Mead Johnson Nutrition, Cl A ..................        80,000      2,912,800
   Molson Coors Brewing, Cl B ....................        66,100      2,988,381
                                                                   ------------
                                                                     16,288,728
                                                                   ------------
ENERGY - 6.8%
   Cabot Oil & Gas ...............................        86,500      3,038,745
   Magellan Midstream Partners (A) ...............        55,200      2,130,720
   Plains All American Pipeline LP (A) ...........        46,000      2,224,560
   Plains Exploration & Production LP* ...........       107,600      3,082,740
                                                                   ------------
                                                                     10,476,765
                                                                   ------------
FINANCIAL SERVICES - 18.2%
   Axis Capital Holdings .........................       108,200      3,079,372
   Commerce Bancshares City MO ...................        82,400      3,020,784
   Eaton Vance ...................................       110,500      3,162,510
   Everest Re Group ..............................        38,300      3,072,426
   Hudson City Bancorp ...........................       212,000      2,980,720
   Lazard, Cl A ..................................        88,600      3,277,314
   People's United Financial .....................       174,900      2,842,125
   Safety Insurance Group ........................        40,800      1,316,208
   Transatlantic Holdings ........................        45,500      2,152,605
   Willis Group Holdings .........................       117,387      2,925,284
                                                                   ------------
                                                                     27,829,348
                                                                   ------------
HEALTH CARE - 8.5%
   Amedisys * ....................................        35,600      1,591,676

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
HEALTH CARE - CONTINUED
   Conmed * ......................................        82,800   $  1,455,624
   DENTSPLY International ........................        87,800      2,928,130
   Laboratory Corp of America Holdings * .........        45,100      3,030,269
   Natus Medical * ...............................        57,062        776,043
   Universal Health Services, Cl B ...............        57,600      3,203,136
                                                                   ------------
                                                                     12,984,878
                                                                   ------------
MATERIALS & PROCESSING - 11.8%
   Airgas ........................................        69,200      3,084,936
   Albemarle .....................................        99,700      2,962,087
   Allegheny Technologies ........................        55,500      1,502,940
   Aptargroup ....................................        81,700      2,852,964
   Cliffs Natural Resources ......................        54,100      1,481,799
   Eastman Chemical ..............................        62,100      3,083,886
   Lennox International ..........................        86,700      3,021,495
                                                                   ------------
                                                                     17,990,107
                                                                   ------------
PRODUCER DURABLES - 14.8%
   AGCO * ........................................        48,000      1,510,080
   Alexander & Baldwin ...........................       104,000      3,038,880
   Alliant Techsystems * .........................        38,000      2,991,360
   Brink's Home Security Holdings * ..............       100,100      2,984,982
   CH Robinson Worldwide .........................        27,800      1,515,934
   Cummins .......................................        74,300      3,195,643
   Gardner Denver * ..............................        47,700      1,392,363
   Jacobs Engineering Group * ....................        75,500      3,093,990
   Manpower ......................................        31,900      1,529,605
   URS * .........................................        28,246      1,429,248
                                                                   ------------
                                                                     22,682,085
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.6%
   Equity Lifestyle Properties ...................        37,200      1,550,124
   Healthcare Realty Trust .......................       126,100      2,447,601
                                                                   ------------
                                                                      3,997,725
                                                                   ------------
TECHNOLOGY - 12.3%
   Altera ........................................        80,400      1,502,676

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
TECHNOLOGY - CONTINUED
   Amphenol, Cl A ................................        43,700   $  1,457,395
   CACI International, Cl A * ....................        63,000      2,910,600
   CommScope * ...................................       121,900      3,120,640
   Factset Research Systems ......................        24,000      1,360,800
   McAfee * ......................................        60,600      2,701,548
   Sybase * ......................................        87,000      3,114,600
   Total System Services .........................       185,800      2,727,544
                                                                   ------------
                                                                     18,895,803
                                                                   ------------
UTILITIES - 6.6%
   DPL ...........................................       118,700      2,842,865
   DTE Energy ....................................        38,900      1,340,494
   Southern Union ................................       150,000      2,907,000
   Wisconsin Energy ..............................        68,900      2,960,633
                                                                   ------------
                                                                     10,050,992
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $132,833,959) ........................                  146,736,028
                                                                   ------------
SHORT-TERM INVESTMENT - 6.9%
   SEI Daily Income Trust Government Money Market
   Fund, Cl A, 0.070% (B)
      (Cost $10,608,265) .........................    10,608,265     10,608,265
                                                                   ------------
   TOTAL INVESTMENTS - 102.7%
      (Cost $143,442,224) + ......................                 $157,344,293
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $153,275,443.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2009, THESE SECURITIES AMOUNTED TO $4,355,280 OR 2.84% OF NET ASSETS.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL   - CLASS

LP   - LIMITED PARTNERSHIP

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $143,442,224, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,216,013 AND $(7,313,944), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

WHG SMIDCAP FUND

Investments in Securities            Level 1     Level 2   Level 3       Total
-------------------------------   ------------   -------   -------   ------------
   Common Stock                   $146,736,028     $--       $--     $146,736,028
   Short-Term Investment            10,608,265      --        --       10,608,265
                                  ------------     ---       ---     ------------
Total Investments in Securities   $157,344,293     $--       $--     $157,344,293
                                  ============     ===       ===     ============

WHG-QH-006-0600

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK - 94.5%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 14.9%
   BJ's Wholesale Club *                                  12,200   $    406,870
   Buckle                                                  5,600        173,264
   Jarden *                                               20,600        507,790
   John Wiley & Sons, Cl A                                12,900        411,381
   Marcus                                                 37,600        475,264
   Tupperware Brands                                      12,200        415,654
   Vail Resorts *                                          8,400        240,324
   Wolverine World Wide                                   17,300        416,930
                                                                   ------------
                                                                      3,047,477
                                                                   ------------
CONSUMER STAPLES - 7.2%
   Casey's General Stores                                 16,000        438,880
   Chattem *                                               6,500        407,355
   Diamond Foods                                           6,600        186,120
   J&J Snack Foods                                        10,100        437,734
                                                                   ------------
                                                                      1,470,089
                                                                   ------------
ENERGY - 2.8%
   Approach Resources *                                   11,000         77,110
   Atlas America                                          25,000        502,750
                                                                   ------------
                                                                        579,860
                                                                   ------------
FINANCIAL SERVICES - 13.2%
   Bancfirst                                               5,500        197,065
   First Niagara Financial Group                          34,300        451,045
   IPC Holdings                                            7,000        202,580
   Knight Capital Group, Cl A *                           24,500        454,965
   Stifel Financial *                                      8,050        401,936
   Suffolk Bancorp                                         3,500        103,250
   Texas Capital Bancshares *                             26,300        436,843
   UMB Financial                                          10,200        425,544
                                                                   ------------
                                                                      2,673,228
                                                                   ------------
HEALTH CARE - 2.4%
   Endo Pharmaceuticals Holdings *                        23,700        497,937
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
MATERIALS & PROCESSING - 8.2%
   Aptargroup                                             13,000   $    453,960
   Kaydon                                                 12,700        414,909
   Lennox International                                   13,100        456,535
   Northwest Pipe *                                       10,000        347,800
                                                                   ------------
                                                                      1,673,204
                                                                   ------------
PRODUCER DURABLES - 21.5%
   AO Smith                                               10,800        421,632
   Astec Industries *                                     16,300        441,078
   BE Aerospace *                                         31,900        515,504
   Brink's Home Security Holdings *                       13,800        411,516
   Genesee & Wyoming, Cl A *                              14,700        401,163
   Landstar System                                        12,200        447,496
   Middleby *                                              9,300        454,770
   Moog, Cl A *                                           16,200        436,752
   Rollins                                                23,500        430,755
   Wabtec                                                 12,600        423,990
                                                                   ------------
                                                                      4,384,656
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 4.6%
   Equity Lifestyle Properties                            10,900        454,203
   Mack-Cali Realty                                       17,500        488,425
                                                                   ------------
                                                                        942,628
                                                                   ------------
TECHNOLOGY - 11.6%
   Factset Research Systems                                3,500        198,450
   Mantech International, Cl A *                           8,800        469,040
   MKS Instruments *                                      25,800        499,746
   Perot Systems, Cl A *                                  26,600        425,068
   Progress Software *                                    17,700        400,551
   Teledyne Technologies *                                11,400        373,122
                                                                   ------------
                                                                      2,365,977
                                                                   ------------
UTILITIES - 8.1%
   Avista                                                 21,300        394,476
   Cleco                                                  18,300        433,527
   Portland General Electric                              22,200        422,466

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
UTILITIES - CONTINUED
   Westar Energy                                          21,100   $    415,037
                                                                   ------------
                                                                      1,665,506
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $17,480,004)                                             19,300,562
                                                                   ------------
SHORT-TERM INVESTMENT - 5.5%
   SEI Daily Income Trust Government Money Market
   Fund, Cl A, 0.070% (A)
      (Cost $1,120,952)                                1,120,952      1,120,952
                                                                   ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $18,600,956) +                                         $ 20,421,514
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $20,412,755.

*    NON-INCOME PRODUCING SECURITY.

CL   - CLASS

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,600,956, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,693,250 AND $(872,692), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

WHG SMALLCAP FUND

Investments in Securities           Level 1     Level 2   Level 3      Total
-------------------------------   -----------   -------   -------   -----------
   Common Stock                   $19,300,562     $--       $--     $19,300,562
   Short-Term Investment            1,120,952      --        --       1,120,952
                                  -----------     ---       ---     -----------
Total Investments in Securities   $20,421,514     $--       $--     $20,421,514
                                  ===========     ===       ===     ===========

WHG-QH-009-0600

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK - 35.7%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 1.3%
   McDonald's ....................................        24,600   $  1,354,476
                                                                   ------------
CONSUMER STAPLES - 4.1%
   General Mills .................................        24,599      1,449,127
   Philip Morris International ...................        32,200      1,500,520
   Sysco .........................................        56,400      1,340,064
                                                                   ------------
                                                                      4,289,711
                                                                   ------------
ENERGY - 13.3%
   Chevron .......................................        19,200      1,333,824
   Duncan Energy Partners (A) ....................        70,300      1,305,471
   Energy Transfer Equity (A) ....................        48,200      1,408,404
   Energy Transfer Partners (A) ..................        29,700      1,370,061
   Enterprise Products Partners LP (A) ...........        37,100      1,042,510
   Kinder Morgan Energy Partners LP (A) ..........        24,400      1,295,152
   Magellan Midstream Partners (A) ...............        35,300      1,362,580
   Plains All American Pipeline LP (A) ...........        21,500      1,039,740
   Spectra Energy Partners (A) ...................        58,100      1,301,440
   Sunoco Logistics Partners (A) .................        23,100      1,368,213
   Williams Pipeline Partners LP (A) .............        56,300      1,051,121
                                                                   ------------
                                                                     13,878,516
                                                                   ------------
FINANCIAL SERVICES - 1.2%
   Travelers .....................................        31,700      1,365,319
                                                                   ------------
HEALTH CARE - 2.7%
   Bristol-Myers Squibb ..........................        65,800      1,430,492
   Johnson & Johnson .............................        23,800      1,449,182
                                                                   ------------
                                                                      2,879,674
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 2.5%
   Healthcare Realty Trust .......................        67,400      1,308,234
   Rayonier ......................................        34,700      1,352,953
                                                                   ------------
                                                                      2,661,187
                                                                   ------------
UTILITIES - 10.6%
   American Electric Power .......................        49,900      1,544,904
   AT&T ..........................................       101,900      2,672,837

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
UTILITIES - CONTINUED
   PG&E ..........................................        65,500   $  2,644,235
   Portland General Electric .....................        70,780      1,346,943
   Southern ......................................        44,700      1,403,580
   Vodafone Group ADR ............................        71,700      1,475,586
                                                                   ------------
                                                                     11,088,085
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $35,988,189) .........................                   37,516,968
                                                                   ------------
PREFERRED STOCK - 9.2%
CONSUMER DISCRETIONARY - 2.7%
   Comcast, Ser B, 7.000% ........................       116,300      2,807,482
                                                                   ------------
ENERGY - 1.3%
   Whiting Petroleum, 6.250%* ....................        10,900      1,332,852
                                                                   ------------
REAL ESTATE INVESTMENT TRUST - 2.7%
   Public Storage, Ser M, 6.625% .................       132,500      2,851,400
                                                                   ------------
UTILITIES - 2.5%
   Dominion Resources, Ser A, 8.375%* ............        60,000      1,561,800
   FPL Group Capital, Ser E, 7.450% ..............        42,445      1,135,404
                                                                   ------------
                                                                      2,697,204
                                                                   ------------
   TOTAL PREFERRED STOCK
      (Cost $9,189,144) ..........................                    9,688,938
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.7%
   FHLMC
      5.500%, 07/18/16 ...........................   $ 2,250,000      2,532,796
      2.125%, 03/23/12 ...........................     2,700,000      2,730,480
                                                                   ------------
                                                                      5,263,276
                                                                   ------------
   FNMA
      5.375%, 11/15/11 ...........................     2,300,000      2,506,014

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   FNMA - continued
      5.375%, 06/12/17 ...........................   $ 2,250,000   $  2,522,576
      4.375%, 03/15/13 ...........................     2,000,000      2,158,114
      3.375%, 05/19/11 ...........................     2,000,000      2,083,398
      2.500%, 04/09/10 ...........................     3,000,000      3,041,613
                                                                   ------------
                                                                     12,311,715
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $17,198,308) .........................                   17,574,991
                                                                   ------------
CORPORATE OBLIGATIONS - 19.4%
CONSUMER STAPLES - 1.2%
   Philip Morris International
      6.875%, 03/17/14 ...........................     1,100,000      1,251,414
                                                                   ------------
ENERGY - 2.7%
   Anadarko Petroleum
      5.950%, 09/15/16 ...........................     1,750,000      1,818,197
   Marathon Oil
      5.900%, 03/15/18 ...........................     1,000,000      1,031,677
                                                                   ------------
                                                                      2,849,874
                                                                   ------------
FINANCIAL SERVICES - 6.6%
   American Express
      0.447%, 06/16/11 (B) .......................     1,000,000        952,241
   Bank of America
      7.625%, 06/01/19 ...........................     1,000,000      1,084,626
   Berkshire Hathaway Finance
      4.125%, 01/15/10 ...........................     2,100,000      2,135,053
   BHP Billiton Finance USA
      5.500%, 04/01/14 ...........................     1,000,000      1,086,219
   JPMorgan Chase
      6.300%, 04/23/19 ...........................     1,500,000      1,629,569
                                                                   ------------
                                                                      6,887,708
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
PRODUCER DURABLES - 3.1%
   Boeing
      6.000%, 03/15/19 ...........................   $ 1,000,000   $  1,095,498
   CSX
      6.250%, 04/01/15 ...........................     2,000,000      2,154,620
                                                                   ------------
                                                                      3,250,118
                                                                   ------------
TECHNOLOGY - 5.8%
   AT&T
      6.700%, 11/15/13 ...........................     1,100,000      1,242,892
   CommScope
      3.250%, 07/01/15 ...........................       725,000        836,469
   Embarq
      6.738%, 06/01/13 ...........................       950,000        997,985
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ...........................     1,200,000      1,228,550
   Oracle
      4.950%, 04/15/13 ...........................     1,700,000      1,820,838
                                                                   ------------
                                                                      6,126,734
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $19,095,831) .........................                   20,365,848
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 13.1%
   U.S. Treasury Notes
      3.250%, 12/31/09 ...........................     2,300,000      2,327,761
      3.250%, 05/31/16 ...........................     2,250,000      2,270,567
      2.625%, 05/31/10 ...........................     2,100,000      2,137,899
                                                                   ------------
                                                                      6,736,227
                                                                   ------------
   U.S. Treasury Inflationary Protection
      Securities
      2.500%, 07/15/16 ...........................     1,750,000      1,945,242
      1.375%, 07/15/18 ...........................     2,300,000      2,220,392

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                       JULY 31, 2009 (UNAUDITED)

U.S. TREASURY OBLIGATIONS - CONTINUED

                                                         FACE
                                                       AMOUNT/
                                                        SHARES         VALUE
                                                     -----------   ------------
   U.S. Treasury Inflationary Protection
      Securitiues - continued
      0.625%, 04/15/13 ...........................   $ 2,800,000   $  2,795,801
                                                                   ------------
                                                                      6,961,435
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $13,342,008) .........................                   13,697,662
                                                                   ------------
SHORT-TERM INVESTMENT - 5.1%
   SEI Daily Income Trust Government Money Market
      Fund, Cl A, 0.070% (C)
      (Cost $5,354,317) ..........................     5,354,317      5,354,317
                                                                   ------------
   TOTAL INVESTMENTS - 99.2%
      (Cost $100,167,797)(+)......................                 $104,198,724
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $105,000,769.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2009, THESE SECURITIES AMOUNTED TO $12,544,692 OR 11.95% OF NET ASSETS.

(B) FLOATING RATE SECURITY. RATE DISCLOSED IS THE EFFECTIVE RATE AS OF JULY 31, 2009.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

LP   - LIMITED PARTNERSHIP

SER  - SERIES

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $100,167,797, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,033,682 AND $(1,002,755), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

WHG INCOME OPPORTUNITY FUND

Investments in Securities                  Level 1     Level 2   Level 3       Total
-------------------------------------   ------------   -------   -------   ------------
   Common Stock                         $ 37,516,968     $--       $--     $ 37,516,968
   Preferred Stock                         9,688,938      --        --        9,688,938
   U.S. Government Agency Obligations     17,574,991      --        --       17,574,991
   Corporate Obligations                  20,365,848      --        --       20,365,848
   U.S. Treasury Obligations              13,697,662      --        --       13,697,662
   Short-Term Investment                   5,354,317      --        --        5,354,317
                                        ------------     ---       ---     ------------
Total Investments in Securities         $104,198,724     $--       $--     $104,198,724
                                        ============     ===       ===     ============

WHG-QH-005-0500

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK - 63.9%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 6.5%
   DIRECTV Group * ...............................         5,700   $    147,630
   Gap ...........................................         4,400         71,808
   McDonald's ....................................         2,500        137,650
   Nike, Cl B ....................................         2,700        152,928
   Wal-Mart Stores ...............................         1,300         64,844
                                                                   ------------
                                                                        574,860
                                                                   ------------
CONSUMER STAPLES - 5.1%
   Colgate-Palmolive .............................         1,000         72,440
   CVS/Caremark ..................................         4,300        143,964
   Philip Morris International ...................         3,200        149,120
   Sysco .........................................         3,000         71,280
                                                                   ------------
                                                                        436,804
                                                                   ------------
ENERGY - 11.1%
   Anadarko Petroleum ............................         3,000        144,600
   Apache ........................................         1,700        142,715
   Chevron .......................................         2,400        166,728
   ConocoPhillips ................................         3,100        135,501
   Devon Energy ..................................         1,200         69,708
   Exxon Mobil ...................................         2,400        168,936
   Occidental Petroleum ..........................         2,000        142,680
                                                                   ------------
                                                                        970,868
                                                                   ------------
FINANCIAL SERVICES - 11.3%
   ACE ...........................................         3,200        156,992
   BB&T ..........................................         3,300         75,504
   BlackRock .....................................           600        114,324
   JPMorgan Chase ................................         4,800        185,520
   Mastercard, Cl A ..............................           700        135,821
   PNC Financial Services Group ..................           800         29,328
   Travelers .....................................         3,300        142,131
   Wells Fargo ...................................         5,800        141,868
                                                                   ------------
                                                                        981,488
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                      ----------   ------------
HEALTH CARE - 6.6%
   Becton Dickinson and ..........................         2,200   $    143,330
   Covidien ......................................         3,800        143,678
   Johnson & Johnson .............................         2,400        146,136
   Wyeth .........................................         3,000        139,650
                                                                   ------------
                                                                        572,794
                                                                   ------------
MATERIALS & PROCESSING - 0.9%
   Praxair .......................................         1,000         78,180
                                                                   ------------
PRODUCER DURABLES - 6.8%
   Deere .........................................         2,500        109,350
   ITT ...........................................         2,800        138,320
   Raytheon ......................................         1,600         75,120
   Union Pacific .................................         2,300        132,296
   United Technologies ...........................         2,600        141,622
                                                                   ------------
                                                                        596,708
                                                                   ------------
TECHNOLOGY - 8.2%
   Cisco Systems * ...............................         6,300        138,663
   EMC * .........................................         4,600         69,276
   Intel .........................................         3,500         67,375
   International Business Machines ...............         1,300        153,309
   Microsoft .....................................         5,700        134,064
   Oracle ........................................         3,300         73,029
   Research In Motion * ..........................         1,000         76,000
                                                                   ------------
                                                                        711,716
                                                                   ------------
UTILITIES - 7.4%
   AT&T ..........................................         5,600        146,888
   Dominion Resources ............................         2,100         70,980
   Exelon ........................................         2,900        147,494
   FPL Group .....................................         1,300         73,671

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
UTILITIES - CONTINUED
   PG&E ..........................................         3,300   $    133,221
   Verizon Communications ........................         2,400         76,968
                                                                   ------------
                                                                        649,222
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $5,274,690) ..........................                    5,572,640
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%
   FHLB
      3.875%, 01/15/10 ...........................   $    60,000         60,954
                                                                   ------------
   FHLMC
      5.125%, 07/15/12 ...........................       100,000        109,487
      4.750%, 12/08/10 ...........................        80,000         84,198
      4.125%, 11/30/09 ...........................       100,000        101,238
      2.125%, 03/23/12 ...........................       100,000        101,129
                                                                   ------------
                                                                        396,052
                                                                   ------------
   FNMA
      5.375%, 11/15/11 ...........................       100,000        108,957
      5.375%, 06/12/17 ...........................       100,000        112,115
      5.000%, 04/15/15 ...........................        60,000         66,003
      4.375%, 03/15/13 ...........................       125,000        134,882
      4.250%, 08/15/10 ...........................       100,000        103,691
                                                                   ------------
                                                                        525,648
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $935,107) ............................                      982,654
                                                                   ------------
CORPORATE OBLIGATIONS - 11.4%
ENERGY - 2.7%
   Apache
      5.250%, 04/15/13 ...........................        75,000         79,894
   General Electric
      5.000%, 02/01/13 ...........................        75,000         78,870
   Marathon Oil
      5.900%, 03/15/18 ...........................        75,000         77,376
                                                                   ------------
                                                                        236,140
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
FINANCIAL SERVICES - 3.2%
   Ace INA Holdings
      5.600%, 05/15/15 ...........................   $    50,000   $     52,118
   Berkshire Hathaway
      5.125%, 09/15/12 ...........................        75,000         80,982
   BHP Billiton Finance USA
      5.500%, 04/01/14 ...........................        50,000         54,311
   Citigroup
      6.500%, 01/18/11 ...........................        60,000         61,694
   JPMorgan Chase
      6.300%, 04/23/19 ...........................        25,000         27,159
                                                                   ------------
                                                                        276,264
                                                                   ------------
PRODUCER DURABLES - 0.9%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 ...........................        75,000         78,518
                                                                   ------------
TECHNOLOGY - 4.0%
   AT&T
      6.700%, 11/15/13 ...........................        50,000         56,495
   International Business Machines
      5.700%, 09/14/17 ...........................       100,000        109,422
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ...........................        75,000         76,785
   Oracle
      4.950%, 04/15/13 ...........................       100,000        107,108
                                                                   ------------
                                                                        349,810
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
UTILITIES - 0.6%
   Southern
      4.150%, 05/15/14 ...........................   $    50,000   $     51,396
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $942,394) ............................                      992,128
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 10.1%
   U.S. Treasury Notes
      5.125%, 05/15/16 ...........................       105,000        118,256
      4.000%, 02/15/15 ...........................       110,000        117,176
      3.375%, 11/30/12 ...........................       125,000        131,562
      2.625%, 05/31/10 ...........................        75,000         76,354
                                                                   ------------
                                                                        443,348
                                                                   ------------
   U.S. Treasury Bill
      0.265%, 03/11/10 (A) .......................        75,000         74,871
                                                                   ------------
   U.S. Treasury Inflationary Protection
      Securities
      2.500%, 07/15/16 ...........................        75,000         83,367
      2.125%, 01/15/19 ...........................        75,000         77,507
      1.375%, 07/15/18 ...........................       100,000         96,539
      0.625%, 04/15/13 ...........................       110,000        109,835
                                                                   ------------
                                                                        367,248
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $844,411) ............................                      885,467
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2009 (UNAUDITED)

SHORT-TERM INVESTMENT - 4.0%

                                                        SHARES         VALUE
                                                     -----------   ------------
   SEI Daily Income Trust Government Money Market
   Fund, Cl A, 0.070% (B)
      (Cost $351,264) ............................       351,264   $    351,264
                                                                   ------------
   TOTAL INVESTMENTS - 100.7%
      (Cost $8,347,866) + ........................                 $  8,784,153
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $8,722,094.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL   - CLASS

FHLB - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,347,866, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $714,828 AND $(278,541), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments carried at value:

WHG BALANCED FUND

Investments in Securities                 Level 1    Level 2   Level 3      Total
-------------------------------------   ----------   -------   -------   ----------
   Common Stock                         $5,572,640     $--       $--     $5,572,640
   U.S. Government Agency Obligations      982,654      --        --        982,654
   Corporate Obligations                   992,128      --        --        992,128
   U.S. Treasury Obligations               885,467      --        --        885,467
   Short-Term Investment                   351,264      --        --        351,264
                                        ----------     ---       ---     ----------
Total Investments in Securities         $8,784,153     $--       $--     $8,784,153
                                        ==========     ===       ===     ==========

WHG-QH-008-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009